Selected Quarterly Financial Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Selected Quarterly Financial Information [Abstract]
Schedule Of Quarterly Financial Information

	Q1	Q2	Q3	Q4
2017 quarter:
Revenue	$3,535	$3,933	$3,648	$2,229
Gross profit	853	1,061	899	211
Loss from operations	(174)	(35)	(163)	(741)
Net loss	(197)	(55)	(211)	(808)
Basic and diluted loss per share	(0.00)	(0.00)	(0.01)	(0.02)

	Q1	Q2	Q3	Q4
2016 quarter:
Revenue	$4,274	$4,304	$4,083	$3,006
Gross profit	1,172	1,086	1,101	740
Loss from operations	66	(6)	87	(232)
Net income (loss)	49	(65)	69	(236)
Basic and diluted loss per share	0.00	(0.00)	0.00	(0.01)